Insurance (Tables)	12 Months Ended
Dec. 31, 2012
Insurance
Summary of the non-health and welfare insurance reserves

	Accrued Liabilities	Insurance Reserves and Other Long-term Liabilities	Total Liabilities
December 31, 2012
Automobile	$7,627	$6,619	$14,246
Workers compensation	20,970	32,728	53,698
General/Professional liability	20,627	150,026	170,653

	$49,224	$189,373	$238,597

December 31, 2011
Automobile	$19,223	$9,407	$28,630
Workers compensation	19,151	32,099	51,250
General/Professional liability	23,491	144,501	167,992

	$61,865	$186,007	$247,872

Schedule of changes to the Company's estimated losses under self-insured programs

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Balance, beginning of period	$247,872	$216,076	$208,407	$206,449
Expense for current period reserves	77,003	51,144	25,562	72,851
(Favorable) unfavorable changes to prior reserves	(2,480)	11,308	2,452	436
Changes in losses covered by commercial insurance programs	(9,185)	10,785	—	—
Payments for claims	(74,613)	(41,441)	(31,045)	(71,329)

Balance, end of period	238,597	247,872	205,376	208,407
Discount factor	8,485	7,875	17,368	17,979

Undiscounted reserve, end of period	$247,082	$255,747	$222,744	$226,386

Summary of expected future claim payments relating to the entity's non-health and welfare insurance reserves

Year	Amount
2013	$48,786
2014	34,646
2015	32,605
2016	29,455
2017	24,489
Thereafter	68,616

Total	$238,597

Summary of deposits and restricted investments

	2012	2011
Restricted cash, cash equivalents and other	$5,327	$7,857
Restricted marketable securities	19,154	9,722
Other short-term insurance collateral	—	23,256

Insurance collateral — short-term	$24,481	$40,835

Restricted long-term investments	$4,504	$74,356
Other long-term insurance collateral	16,256	31,407

Insurance collateral — long-term	$20,760	$105,763